Cost of revenues	12 Months Ended
Mar. 31, 2015
Cost Of Revenue [Abstract]
Cost Of Revenue [Text Block]
13.	Cost of revenues
  Cost of revenues includes shipping cost of US$1,164,812, US$1,815,301 and US$2,402,700 for the fiscal years ended March 31, 2013, 2014 and 2015 respectively.